Note 6 GDP Unemployment Rate IPV By Country (Details)	Jun. 30, 2021
SPAIN | GDP [Member] | 2021 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	6.09%
Base of GDP, unemployment rate and HPI	5.47%
Negative scenario of GDP, unemployment rate and HPI	4.87%
SPAIN | GDP [Member] | 2022 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	7.44%
Base of GDP, unemployment rate and HPI	6.96%
Negative scenario of GDP, unemployment rate and HPI	6.51%
SPAIN | GDP [Member] | 2023 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	2.99%
Base of GDP, unemployment rate and HPI	2.91%
Negative scenario of GDP, unemployment rate and HPI	2.83%
SPAIN | GDP [Member] | 2024 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	2.28%
Base of GDP, unemployment rate and HPI	2.27%
Negative scenario of GDP, unemployment rate and HPI	2.23%
SPAIN | GDP [Member] | 2025 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	2.22%
Base of GDP, unemployment rate and HPI	2.22%
Negative scenario of GDP, unemployment rate and HPI	2.18%
SPAIN | GDP [Member] | 2026 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	2.18%
Base of GDP, unemployment rate and HPI	2.19%
Negative scenario of GDP, unemployment rate and HPI	2.15%
SPAIN | Unemployment [Member] | 2021 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	15.38%
Base of GDP, unemployment rate and HPI	16.58%
Negative scenario of GDP, unemployment rate and HPI	17.74%
SPAIN | Unemployment [Member] | 2022 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	13.05%
Base of GDP, unemployment rate and HPI	14.65%
Negative scenario of GDP, unemployment rate and HPI	16.20%
SPAIN | Unemployment [Member] | 2023 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	11.11%
Base of GDP, unemployment rate and HPI	12.73%
Negative scenario of GDP, unemployment rate and HPI	14.30%
SPAIN | Unemployment [Member] | 2024 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	9.73%
Base of GDP, unemployment rate and HPI	11.30%
Negative scenario of GDP, unemployment rate and HPI	12.87%
SPAIN | Unemployment [Member] | 2025 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	8.49%
Base of GDP, unemployment rate and HPI	10.00%
Negative scenario of GDP, unemployment rate and HPI	11.53%
SPAIN | Unemployment [Member] | 2026 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	7.39%
Base of GDP, unemployment rate and HPI	8.75%
Negative scenario of GDP, unemployment rate and HPI	10.13%
SPAIN | HPI [Member] | 2021 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	(1.88%)
Base of GDP, unemployment rate and HPI	(3.28%)
Negative scenario of GDP, unemployment rate and HPI	(4.70%)
SPAIN | HPI [Member] | 2022 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	1.94%
Base of GDP, unemployment rate and HPI	0.33%
Negative scenario of GDP, unemployment rate and HPI	(1.08%)
SPAIN | HPI [Member] | 2023 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	4.16%
Base of GDP, unemployment rate and HPI	3.62%
Negative scenario of GDP, unemployment rate and HPI	3.03%
SPAIN | HPI [Member] | 2024 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	3.91%
Base of GDP, unemployment rate and HPI	3.49%
Negative scenario of GDP, unemployment rate and HPI	2.84%
SPAIN | HPI [Member] | 2025 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	3.49%
Base of GDP, unemployment rate and HPI	3.04%
Negative scenario of GDP, unemployment rate and HPI	2.28%
SPAIN | HPI [Member] | 2026 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	2.94%
Base of GDP, unemployment rate and HPI	2.49%
Negative scenario of GDP, unemployment rate and HPI	1.73%
MEXICO | GDP [Member] | 2021 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	5.54%
Base of GDP, unemployment rate and HPI	4.67%
Negative scenario of GDP, unemployment rate and HPI	3.84%
MEXICO | GDP [Member] | 2022 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	3.41%
Base of GDP, unemployment rate and HPI	2.77%
Negative scenario of GDP, unemployment rate and HPI	2.12%
MEXICO | GDP [Member] | 2023 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	2.41%
Base of GDP, unemployment rate and HPI	2.31%
Negative scenario of GDP, unemployment rate and HPI	2.22%
MEXICO | GDP [Member] | 2024 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	2.06%
Base of GDP, unemployment rate and HPI	2.02%
Negative scenario of GDP, unemployment rate and HPI	1.97%
MEXICO | GDP [Member] | 2025 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	1.69%
Base of GDP, unemployment rate and HPI	1.67%
Negative scenario of GDP, unemployment rate and HPI	1.63%
MEXICO | GDP [Member] | 2026 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	1.51%
Base of GDP, unemployment rate and HPI	1.49%
Negative scenario of GDP, unemployment rate and HPI	1.45%
MEXICO | Unemployment [Member] | 2021 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	4.67%
Base of GDP, unemployment rate and HPI	4.78%
Negative scenario of GDP, unemployment rate and HPI	4.91%
MEXICO | Unemployment [Member] | 2022 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	4.65%
Base of GDP, unemployment rate and HPI	4.84%
Negative scenario of GDP, unemployment rate and HPI	5.03%
MEXICO | Unemployment [Member] | 2023 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	4.62%
Base of GDP, unemployment rate and HPI	4.77%
Negative scenario of GDP, unemployment rate and HPI	4.94%
MEXICO | Unemployment [Member] | 2024 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	4.57%
Base of GDP, unemployment rate and HPI	4.70%
Negative scenario of GDP, unemployment rate and HPI	4.84%
MEXICO | Unemployment [Member] | 2025 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	4.50%
Base of GDP, unemployment rate and HPI	4.63%
Negative scenario of GDP, unemployment rate and HPI	4.76%
MEXICO | Unemployment [Member] | 2026 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	4.44%
Base of GDP, unemployment rate and HPI	4.56%
Negative scenario of GDP, unemployment rate and HPI	4.69%
MEXICO | HPI [Member] | 2021 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	1.02%
Base of GDP, unemployment rate and HPI	1.08%
Negative scenario of GDP, unemployment rate and HPI	1.09%
MEXICO | HPI [Member] | 2022 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	1.36%
Base of GDP, unemployment rate and HPI	1.24%
Negative scenario of GDP, unemployment rate and HPI	1.03%
MEXICO | HPI [Member] | 2023 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	0.79%
Base of GDP, unemployment rate and HPI	0.68%
Negative scenario of GDP, unemployment rate and HPI	0.49%
MEXICO | HPI [Member] | 2024 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	2.36%
Base of GDP, unemployment rate and HPI	2.40%
Negative scenario of GDP, unemployment rate and HPI	2.32%
MEXICO | HPI [Member] | 2025 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	2.77%
Base of GDP, unemployment rate and HPI	2.75%
Negative scenario of GDP, unemployment rate and HPI	2.75%
MEXICO | HPI [Member] | 2026 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	2.58%
Base of GDP, unemployment rate and HPI	2.56%
Negative scenario of GDP, unemployment rate and HPI	2.56%
TURKEY | GDP [Member] | 2021 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	8.90%
Base of GDP, unemployment rate and HPI	4.98%
Negative scenario of GDP, unemployment rate and HPI	0.99%
TURKEY | GDP [Member] | 2022 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	6.83%
Base of GDP, unemployment rate and HPI	4.50%
Negative scenario of GDP, unemployment rate and HPI	1.86%
TURKEY | GDP [Member] | 2023 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	4.19%
Base of GDP, unemployment rate and HPI	4.03%
Negative scenario of GDP, unemployment rate and HPI	3.88%
TURKEY | GDP [Member] | 2024 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	4.11%
Base of GDP, unemployment rate and HPI	3.99%
Negative scenario of GDP, unemployment rate and HPI	3.90%
TURKEY | GDP [Member] | 2025 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	4.15%
Base of GDP, unemployment rate and HPI	4.03%
Negative scenario of GDP, unemployment rate and HPI	3.96%
TURKEY | GDP [Member] | 2026 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	4.16%
Base of GDP, unemployment rate and HPI	4.04%
Negative scenario of GDP, unemployment rate and HPI	3.96%
TURKEY | Unemployment [Member] | 2021 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	12.69%
Base of GDP, unemployment rate and HPI	13.91%
Negative scenario of GDP, unemployment rate and HPI	15.09%
TURKEY | Unemployment [Member] | 2022 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	11.74%
Base of GDP, unemployment rate and HPI	13.12%
Negative scenario of GDP, unemployment rate and HPI	14.56%
TURKEY | Unemployment [Member] | 2023 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	12.15%
Base of GDP, unemployment rate and HPI	12.76%
Negative scenario of GDP, unemployment rate and HPI	13.41%
TURKEY | Unemployment [Member] | 2024 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	12.47%
Base of GDP, unemployment rate and HPI	12.71%
Negative scenario of GDP, unemployment rate and HPI	12.94%
TURKEY | Unemployment [Member] | 2025 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	12.53%
Base of GDP, unemployment rate and HPI	12.71%
Negative scenario of GDP, unemployment rate and HPI	12.89%
TURKEY | Unemployment [Member] | 2026 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	12.54%
Base of GDP, unemployment rate and HPI	12.71%
Negative scenario of GDP, unemployment rate and HPI	12.88%
PERU | GDP [Member] | 2021 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	12.65%
Base of GDP, unemployment rate and HPI	10.01%
Negative scenario of GDP, unemployment rate and HPI	7.36%
PERU | GDP [Member] | 2022 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	6.54%
Base of GDP, unemployment rate and HPI	4.76%
Negative scenario of GDP, unemployment rate and HPI	2.97%
PERU | GDP [Member] | 2023 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	3.92%
Base of GDP, unemployment rate and HPI	3.78%
Negative scenario of GDP, unemployment rate and HPI	3.63%
PERU | GDP [Member] | 2024 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	3.59%
Base of GDP, unemployment rate and HPI	3.59%
Negative scenario of GDP, unemployment rate and HPI	3.59%
PERU | GDP [Member] | 2025 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	3.38%
Base of GDP, unemployment rate and HPI	3.38%
Negative scenario of GDP, unemployment rate and HPI	3.38%
PERU | GDP [Member] | 2026 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	3.30%
Base of GDP, unemployment rate and HPI	3.30%
Negative scenario of GDP, unemployment rate and HPI	3.30%
PERU | Unemployment [Member] | 2021 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	9.90%
Base of GDP, unemployment rate and HPI	10.04%
Negative scenario of GDP, unemployment rate and HPI	10.18%
PERU | Unemployment [Member] | 2022 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	8.55%
Base of GDP, unemployment rate and HPI	8.79%
Negative scenario of GDP, unemployment rate and HPI	9.04%
PERU | Unemployment [Member] | 2023 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	8.30%
Base of GDP, unemployment rate and HPI	8.52%
Negative scenario of GDP, unemployment rate and HPI	8.75%
PERU | Unemployment [Member] | 2024 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	6.98%
Base of GDP, unemployment rate and HPI	7.17%
Negative scenario of GDP, unemployment rate and HPI	7.38%
PERU | Unemployment [Member] | 2025 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	6.80%
Base of GDP, unemployment rate and HPI	6.97%
Negative scenario of GDP, unemployment rate and HPI	7.18%
PERU | Unemployment [Member] | 2026 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	6.72%
Base of GDP, unemployment rate and HPI	6.90%
Negative scenario of GDP, unemployment rate and HPI	7.11%
ARGENTINA | GDP [Member] | 2021 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	11.81%
Base of GDP, unemployment rate and HPI	7.01%
Negative scenario of GDP, unemployment rate and HPI	2.26%
ARGENTINA | GDP [Member] | 2022 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	5.86%
Base of GDP, unemployment rate and HPI	2.98%
Negative scenario of GDP, unemployment rate and HPI	(0.26%)
ARGENTINA | GDP [Member] | 2023 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	2.19%
Base of GDP, unemployment rate and HPI	2.02%
Negative scenario of GDP, unemployment rate and HPI	1.82%
ARGENTINA | GDP [Member] | 2024 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	2.10%
Base of GDP, unemployment rate and HPI	2.00%
Negative scenario of GDP, unemployment rate and HPI	1.86%
ARGENTINA | GDP [Member] | 2025 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	2.12%
Base of GDP, unemployment rate and HPI	1.99%
Negative scenario of GDP, unemployment rate and HPI	1.84%
ARGENTINA | GDP [Member] | 2026 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	2.22%
Base of GDP, unemployment rate and HPI	2.09%
Negative scenario of GDP, unemployment rate and HPI	1.93%
ARGENTINA | Unemployment [Member] | 2021 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	9.95%
Base of GDP, unemployment rate and HPI	10.80%
Negative scenario of GDP, unemployment rate and HPI	11.62%
ARGENTINA | Unemployment [Member] | 2022 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	8.63%
Base of GDP, unemployment rate and HPI	9.68%
Negative scenario of GDP, unemployment rate and HPI	10.69%
ARGENTINA | Unemployment [Member] | 2023 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	7.91%
Base of GDP, unemployment rate and HPI	8.65%
Negative scenario of GDP, unemployment rate and HPI	9.38%
ARGENTINA | Unemployment [Member] | 2024 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	7.40%
Base of GDP, unemployment rate and HPI	7.93%
Negative scenario of GDP, unemployment rate and HPI	8.43%
ARGENTINA | Unemployment [Member] | 2025 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	6.84%
Base of GDP, unemployment rate and HPI	7.33%
Negative scenario of GDP, unemployment rate and HPI	7.79%
ARGENTINA | Unemployment [Member] | 2026 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	6.82%
Base of GDP, unemployment rate and HPI	7.33%
Negative scenario of GDP, unemployment rate and HPI	7.80%
COLOMBIA | GDP [Member] | 2021 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	6.85%
Base of GDP, unemployment rate and HPI	5.46%
Negative scenario of GDP, unemployment rate and HPI	4.06%
COLOMBIA | GDP [Member] | 2022 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	5.66%
Base of GDP, unemployment rate and HPI	4.80%
Negative scenario of GDP, unemployment rate and HPI	3.89%
COLOMBIA | GDP [Member] | 2023 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	3.40%
Base of GDP, unemployment rate and HPI	3.40%
Negative scenario of GDP, unemployment rate and HPI	3.40%
COLOMBIA | GDP [Member] | 2024 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	3.51%
Base of GDP, unemployment rate and HPI	3.51%
Negative scenario of GDP, unemployment rate and HPI	3.51%
COLOMBIA | GDP [Member] | 2025 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	3.51%
Base of GDP, unemployment rate and HPI	3.51%
Negative scenario of GDP, unemployment rate and HPI	3.51%
COLOMBIA | GDP [Member] | 2026 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	3.61%
Base of GDP, unemployment rate and HPI	3.61%
Negative scenario of GDP, unemployment rate and HPI	3.61%
COLOMBIA | Unemployment [Member] | 2021 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	15.83%
Base of GDP, unemployment rate and HPI	16.03%
Negative scenario of GDP, unemployment rate and HPI	16.22%
COLOMBIA | Unemployment [Member] | 2022 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	14.76%
Base of GDP, unemployment rate and HPI	15.05%
Negative scenario of GDP, unemployment rate and HPI	15.33%
COLOMBIA | Unemployment [Member] | 2023 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	14.26%
Base of GDP, unemployment rate and HPI	14.55%
Negative scenario of GDP, unemployment rate and HPI	14.82%
COLOMBIA | Unemployment [Member] | 2024 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	12.76%
Base of GDP, unemployment rate and HPI	13.05%
Negative scenario of GDP, unemployment rate and HPI	13.32%
COLOMBIA | Unemployment [Member] | 2025 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	11.64%
Base of GDP, unemployment rate and HPI	11.93%
Negative scenario of GDP, unemployment rate and HPI	12.18%
COLOMBIA | Unemployment [Member] | 2026 [Member]
GDP Unemployment Rate IPV By Country [Line Items]
Positive scenario of GDP	10.76%
Base of GDP, unemployment rate and HPI	11.03%
Negative scenario of GDP, unemployment rate and HPI	11.27%